Decommissioning and Other Provisions - Change in Decommissioning and Other Provision Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Balance	$ 933	$ 689
Liabilities acquired (Note 4)		156
Liabilities incurred	18	18
Liabilities settled	(90)	(45)
Accretion (Note 10)	57	50
Transfer to accounts payable		(31)
Transfer to assets held for sale (Note 18)	(6)	(1)
Revisions in estimated cash flows	(52)	41
Revisions in discount rates	64	35
Reversals	(17)
Change in foreign exchange rates	(16)	21
Balance	891	933
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Balance	848	656
Liabilities acquired (Note 4)		101
Liabilities incurred	0	6
Liabilities settled	(39)	(41)
Accretion (Note 10)	53	50
Transfer to accounts payable		0
Transfer to assets held for sale (Note 18)	(6)	(1)
Revisions in estimated cash flows	(71)	21
Revisions in discount rates	63	35
Reversals	0
Change in foreign exchange rates	(16)	21
Balance	832	848
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance	85	33
Liabilities acquired (Note 4)		55
Liabilities incurred	18	12
Liabilities settled	(51)	(4)
Accretion (Note 10)	4	0
Transfer to accounts payable		(31)
Transfer to assets held for sale (Note 18)	0	0
Revisions in estimated cash flows	19	20
Revisions in discount rates	1	0
Reversals	(17)
Change in foreign exchange rates	0	0
Balance	$ 59	$ 85